Accounts Receivables and Payables - Schedule of Account Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Account Payables [Abstract]
Payable to suppliers	$ 4,076,540	$ 1,650,906
Total	$ 4,076,540	$ 1,650,906